Note the cash flow statement (Details) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€) EquityInstruments € / shares	Jun. 30, 2020 EUR (€)
Adjustment for non-cash transactions
Depreciations, amortizations and impairment			€ 20,996	€ 9,008
Share-based compensation			44,568	39,641
Increase in retirement benefit obligations and provisions			190	174
Unrealized exchange results and non-cash other financial expenses			(26,537)	(4,015)
Discounting effect of deferred income			4,770	8,728
Fair value re-measurement of warrants	€ (858)	€ 589	(2,828)	21,118
Net change in (fair) value of current financial investments			5,833	12,484
Fair value adjustment financial assets held at fair value through profit or loss			2,913	354
Other non-cash costs			405	233
Total adjustment for non-cash transactions			50,310	87,724
Interest expense			4,425	2,602
Interest income			(1,434)	(5,121)
Tax refund			(473)
Tax income (-)/tax expense				709
Total adjustment for items to disclose separately under operating cash flow			2,518	(1,810)
Gain on sale of subsidiaries			(22,191)
Gain (-)/loss on sale of fixed assets			1	83
Realized exchange gain on sale of current financial investments			(6,645)
Interest received related to current financial investments			(8)	(2,447)
Total adjustment for items to disclose separately under investing and financing cash flow			(28,843)	(2,363)
Decrease / increase (-) in inventories			(1,419)	(47)
Decrease / increase (-) in receivables			107,041	19,056
Increase in payables			(24,263)	36,290
Total change in working capital other than deferred income			€ 81,359	55,299
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares			€ 64.76
Other equity instruments granted in share-based payment arrangement, exercise term			8 years
Number of shares subscribed if RSU is exercised | EquityInstruments			1
Warrant B | Gilead
Adjustment for non-cash transactions
Fair value re-measurement of warrants			€ (2,828)	€ 21,118